COMMON AND PREFERRED STOCK TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Common And Preferred Stock Transactions
COMMON AND PREFERRED STOCK TRANSACTIONS

NOTE 5 - COMMON AND PREFERRED STOCK TRANSACTIONS

On December 14, 2011, the Company issued an aggregate of 891,667 shares of restricted common stock to three creditors of the Company in connection with the retirement of $2,233,891 in various loans, notes, and accrued expenses of the Company in the aggregate. The market value of the stock on the date of issuance was $1,783,334 which offset the loans, notes, and accrued expenses with the remainder of $450,557 recorded as part of the gain on the forgiveness of debt.

During the year ended December 31, 2011, the Company issued an aggregate of 1,635,001 shares of common stock to various contract personnel for services provided. The market value of the stock on the dates of issuance was $2,717,668 and is recorded as “salaries and consulting expense” in the Statements of Operations.

During the year ended December 31, 2011, the Company issued 30,000 shares of common stock for legal services provided. The market value of the stock on the dates of issuance was $75,000 and is recorded as “professional fees expense” in the Statements of Operations.